Equity-Based Compensation - Summary of Restricted Stock Activity (Detail) - Restricted Stock Units ("RSUs") [Member]	12 Months Ended
Dec. 31, 2020 $ / shares shares
Share Based Compensation Arrangement By Share Based Payment Award [Line Items]
Non-vested, Beginning balance | $ / shares	$ 2.00
Vested | $ / shares	1.97
Non-vested, Ending balance | $ / shares	$ 2.02
Non-vested, Beginning balance | shares	114,160
Vested | shares	(42,810)
Non-vested, ending balance | shares	71,350